Consolidated balance sheet - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and balances at central banks	$ 227,800	$ 242,859
Hong Kong Government certificates of indebtedness	45,021	44,063
Trading assets	423,987	366,153
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	138,942	133,063
Derivatives	255,995	237,740
Loans and advances to banks	110,529	108,462
Loans and advances to customers	1,022,105	988,399
Reverse repurchase agreements – non-trading	311,871	298,392
Financial investments	604,759	567,211
Assets held for sale	22,732	11,115
Prepayments, accrued income and other assets	221,473	184,794
Current tax assets	1,199	864
Interests in associates and joint ventures	31,333	29,577
Goodwill and intangible assets	12,728	13,107
Deferred tax assets	7,687	7,235
Total assets	3,438,161	3,233,034
Liabilities
Hong Kong currency notes in circulation	45,021	44,063
Deposits by banks	91,401	97,952
Customer accounts	1,827,703	1,786,828
Repurchase agreements – non-trading	276,266	204,974
Trading liabilities	86,363	72,122
Financial liabilities designated at fair value	173,751	158,456
Derivatives	254,662	237,854
Debt securities in issue	105,027	99,675
Liabilities of disposal groups held for sale	30,097	23,382
Accruals, deferred income and other liabilities	184,121	142,123
Current tax liabilities	3,561	3,037
Insurance contract liabilities	130,053	122,955
Provisions	2,942	3,441
Deferred tax liabilities	2,240	2,100
Subordinated liabilities	27,872	28,406
Total liabilities	3,241,080	3,027,368
Equity
Called up share capital	8,592	8,588
Share premium account	245	111
Other equity instruments	23,708	20,716
Other reserves	(3,449)	(795)
Retained earnings	167,586	169,605
Total shareholders’ equity	196,682	198,225
Non-controlling interests	399	7,441
Total equity	197,081	205,666
Total liabilities and equity	$ 3,438,161	$ 3,233,034